Share-Based Compensation - Schedule of Stock Compensation Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total stock compensation expense	$ 1,110,644	$ 84,531	$ 4,344,429	$ 464,321	[1]
Stock Options [Member]
Total stock compensation expense	967,597	84,531	323,875	464,321
Warrants [Member]
Total stock compensation expense	131,047		2,718,554
Common Stock [Member]
Total stock compensation expense	$ 12,000		$ 1,302,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis